Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2023	$148,736	$(34,551)	$114,185

Vessel acquisition - “Konkar Ormi”	28,500	—	28,500
Sale of Vessel - Pyxis Malou	(25,625)	9,519	(16,106)
Sale of Vessel - Pyxis Epsilon	(33,198)	10,505	(22,693)
Vessel additions	77	—	77
BWTS installation	813	—	813
Depreciation	—	(5,503)	(5,503)
Balance December 31, 2023	$119,303	$(20,030)	$99,273

Balance January 1, 2024	$119,303	$(20,030)	$99,273

Vessel acquisition - “Konkar Asteri”	26,625	—	26,625
Vessel acquisition - “Konkar Venture”	21,007	—	21,007
Vessel additions	24	—	24
Depreciation	—	(6,904)	(6,904)
Balance December 31, 2024	$166,958	$(26,934)	$140,024